UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hawkshaw Capital Management, LLC

Address:  400 Madison Avenue, 14th Floor
          New York, NY 10017


13F File Number: 028-12862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kian Ghazi
Title:  Managing Member
Phone:  212-207-3537


Signature, Place and Date of Signing:

/s/ Kian Ghazi                 New York, New York             August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total: $146,520
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



                                                             13F-HR INFORMATION TABLE


COLUMN 1                       COLUMN  2   COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE                   VALUE      SHRS OR    SH/  PUT/   INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP       (X$1000)   PRN AMT    PRN  CALL   DSCRETN   MANAGERS  SOLE      SHARED   NONE
--------------                 ---------   ------      ---------  --------   ---- -----  --------  --------- -----     -------  ----
ABERCROMBIE & FITCH CO         CLASS A     002896207   13,334       199,251  SH          SOLE      NONE        199,251
ANN INC                        COM         036115103    5,351       205,027  SH          SOLE      NONE        205,027
AVIAT NETWORKS INC             COM         05366Y102    8,549     2,169,677  SH          SOLE      NONE      2,169,677
DELL INC                       COM         24702R101   15,907       954,240  SH          SOLE      NONE        954,240
ELECTRONIC ARTS INC            COM         285512109    9,830       416,516  SH          SOLE      NONE        416,516
FALCONSTOR SOFTWARE INC        COM         306137100    1,049       234,068  SH          SOLE      NONE        234,068
FIRST SOLAR INC                COM         336433107    2,209        16,700       PUT    SOLE      NONE         16,700
FROZEN FOOD EXPRESS INDS INC   COM         359360104    6,749     1,890,476  SH          SOLE      NONE      1,890,476
INGRAM MICRO INC               CL A        457153104   10,816       596,237  SH          SOLE      NONE        596,237
SPDR GOLD TRUST                GOLD SHS    78463V107   14,356        98,328  SH          SOLE      NONE         98,328
SPDR GOLD TRUST                GOLD SHS    78463V107   14,352        98,300       PUT    SOLE      NONE         98,300
SPDR S&P 500 ETF TR            TR UNIT     78462F103    8,129        61,600       PUT    SOLE      NONE         61,600
SYMANTEC CORP                  COM         871503108   18,531       939,690  SH          SOLE      NONE        939,690
TALBOTS INC                    COM         874161102    8,584     2,570,025  SH          SOLE      NONE      2,570,025
XO Group (formerly Knot Inc)   COM         983772104    8,774       881,805  SH          SOLE      NONE        881,805




SK 21676 0006 1217347